Income tax (expenses) / benefits - Summary of deferred tax assets and deferred tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deferred tax assets and deferred tax liabilities
Beginning balance	€ 21,875	€ 25,613
Recognized in profit or loss	(4,782)	(3,989)
Recognized in other comprehensive loss	1	392
Exchange difference and other	184	(141)
Ending balance	17,278	21,875
Deferred tax assets | Employee benefits
Deferred tax assets and deferred tax liabilities
Beginning balance	885	1,600
Recognized in profit or loss	75	(1,022)
Recognized in other comprehensive loss	1	392
Exchange difference and other	(2)	(85)
Ending balance	959	885
Deferred tax assets | Property plant and equipment
Deferred tax assets and deferred tax liabilities
Beginning balance	313	885
Recognized in profit or loss	(59)	(572)
Ending balance	254	313
Deferred tax assets | Deferred tax assets on rental contracts; if any
Deferred tax assets and deferred tax liabilities
Beginning balance	11,098	12,324
Recognized in profit or loss	(4,295)	(1,200)
Exchange difference and other	178	(26)
Ending balance	6,981	11,098
Deferred tax assets | Intangible assets
Deferred tax assets and deferred tax liabilities
Beginning balance	1,252	2,447
Recognized in profit or loss		(1,195)
Ending balance	1,252	1,252
Deferred tax assets | Inventories
Deferred tax assets and deferred tax liabilities
Beginning balance	3,934	5,195
Recognized in profit or loss	229	(1,231)
Exchange difference and other	7	(30)
Ending balance	4,170	3,934
Deferred tax assets | Provisions and accrued expenses
Deferred tax assets and deferred tax liabilities
Beginning balance	2,864	2,613
Recognized in profit or loss	(50)	251
Ending balance	2,814	2,864
Deferred tax assets | Receivables and other assets
Deferred tax assets and deferred tax liabilities
Beginning balance	709	159
Recognized in profit or loss	(88)	550
Ending balance	621	709
Deferred tax assets | Tax losses
Deferred tax assets and deferred tax liabilities
Beginning balance	182	191
Recognized in profit or loss	35	(9)
Ending balance	217	182
Deferred tax assets | Other
Deferred tax assets and deferred tax liabilities
Beginning balance	638	199
Recognized in profit or loss	(629)	439
Exchange difference and other	1
Ending balance	10	638
Deferred tax liabilities
Deferred tax assets and deferred tax liabilities
Beginning balance	61,252	62,976
Recognized in profit or loss	(4,340)	(1,715)
Exchange difference and other	158	(9)
Ending balance	57,070	61,252
Deferred tax liabilities | Deferred tax liabilities on rental contracts; if any
Deferred tax assets and deferred tax liabilities
Beginning balance	8,454	8,316
Recognized in profit or loss	(4,933)	147
Exchange difference and other	164	(9)
Ending balance	3,685	8,454
Deferred tax liabilities | Intangible assets
Deferred tax assets and deferred tax liabilities
Beginning balance	51,994	53,207
Recognized in profit or loss		(1,213)
Ending balance	51,994	51,994
Deferred tax liabilities | Receivables and other assets
Deferred tax assets and deferred tax liabilities
Beginning balance	14	139
Recognized in profit or loss	75	(125)
Exchange difference and other	(6)
Ending balance	83	14
Deferred tax liabilities | Other
Deferred tax assets and deferred tax liabilities
Beginning balance	790	1,314
Recognized in profit or loss	518	(524)
Ending balance	€ 1,308	€ 790